Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2010
As Supplemented January 25, 2011
HC Capital Trust
The date of this Supplement is September 6, 2011
The Emerging Markets Portfolio: Effective immediately, Brad Aham will no longer serve as a portfolio manager for the portion of The Emerging Markets Portfolio managed by SSgA Funds Management, Inc.
The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Institutional International Equity Portfolio: (From the Supplement filed on August 16, 2011) At a meeting, held on August 16, 2011, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of SSgA Funds Management, Inc. (“SSgA FM”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio of the Trust. Additionally, the Board also approved the engagement of Lazard Asset Management LLC (“Lazard”) as a Proposed Specialist Manager to manage portions of the assets of The Institutional International Equity Portfolio of the Trust. Before the Proposed Specialist Managers can begin providing investment management services, however, shareholders of the Portfolios must approve the engagement. A meeting of the shareholders of The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Institutional International Equity Portfolio is scheduled to be held on September 23, 2011.
The Commodity Related Securities Portfolio: (From the Supplement filed on July 29, 2011) The Board of Trustees for HC Capital Trust (the “Board”) has approved a change in the name of The Commodity Related Securities Portfolio. Effective immediately, that portfolio will be renamed The Commodity Returns Strategy Portfolio.
Effective 60 days from the date of this Supplement, the policy that The Commodity Returns Strategy Portfolio will invest at least 80% of its assets in a portfolio of commodity-related investments will be removed.
1.	Effective 60 days from the date of this Supplement, the following replaces the paragraph under “Principal Investment Strategies” on page 29 of the Prospectus:
The Portfolio seeks to achieve its objective by investing in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.
The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on July 13, 2011)
1.	The following replaces the sixth paragraph in the “Specialist Manager Guide” on page 120 of the Prospectus:
Supplement to Advisors Shares Prospectus for HC Capital Trust

BlackRock Financial Management, Inc. (“BlackRock”) serves as Specialist Manager for The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Portfolio. BlackRock, which has managed fixed income assets since 1988 and is a registered investment adviser, is headquartered at 55 East 52nd Street, New York, NY, 10055. For its services to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of the Combined Assets (as defined below) of that portion of the Portfolio allocated to BlackRock and 0.15% of those Combined Assets exceeding $200 million. For purposes of computing BlackRock’s fee for the two Portfolios, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BlackRock in each of The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and certain other assets managed by BlackRock for clients of Hirtle Callaghan and Co., LLC. During the fiscal year ended June 30, 2010 BlackRock received a fee of 0.20% of the average daily net assets of that portion of The Core Fixed Income Portfolio allocated to BlackRock. As of June 30, 2010, BlackRock, together with its asset management affiliates, managed total assets of approximately $3.151 trillion.
The Value Equity Portfolio and The Institutional Value Equity Portfolio:(From the Supplement filed on July 13, 2011)
2.	The following replaces the second paragraph under “AllianceBernstein L.P.” in the “Specialist Manager Guide” on page 119 of the Prospectus:
For its services under this Agreement with respect to the portion of each of the Portfolios allocated to AllianceBernstein from time to time (each an “AllianceBernstein Account”), AllianceBernstein shall receive a fee calculated at an annual rate and payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined below). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. In the event Combined Assets are less than $300 million one year following the initial funded value of the AllianceBernstein Account, other than as a result of market movement, the fee payable in respect of the Combined Assets shall revert to 0.90% on the first $15 million, 0.50% on the next $35 million and 0.40% on the balance until such time as Combined Assets exceed $300 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of: (a) the net assets in the AllianceBernstein Account; and (b) other assets managed by AllianceBernstein, for certain other clients of the Adviser managed by AllianceBernstein within the same strategy. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and dated June 30, 2011, AllianceBernstein has contractually agreed to waive that portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and it will waive that portion of the fee to which it is entitled that exceeds 0.31% of each Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. During the fiscal year ended June 30, 2010 AllianceBernstein received fees of 0.25% and 0.25% of the average daily net assets of that portion of The Value Equity and The Institutional Value Equity Portfolios, respectively, allocated to AllianceBernstein.
The Small Capitalization Equity Portfolio: (From the Supplement filed on June 6, 2011)
1.	The following replaces the “Annual Operating Expenses” table and example found on page 18 of the Prospectus:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations as of June 30, 2010, see “Advisory Services — Specialist Managers”)	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.11%
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$113
3 Years	$353
5 Years	$612
10 Years	$1,352
Supplement to Advisors Shares Prospectus for HC Capital Trust

2.	The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus:
Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Pzena Investment Management, LLC (“Pzena”) and SSgA FM are the Specialist Managers for the Portfolio.
3.	The following supplements the “Portfolio Managers” section on page 21 of the Prospectus:
Cupps: Andrew S. Cupps has not yet begun providing investment management services to the Portfolio.
4.	The following supplements the “Specialist Managers” section under “The Small Capitalization Equity Portfolio” on page 84 of the Prospectus:

The Cupps Investment Selection Process	Cupps Capital Management, LLC (“Cupps”) has an investment philosophy maintaining that earnings growth is the primary variable driving intermediate and long term stock performance and Cupps therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Cupps uses a proprietary investment framework to evaluate the attractiveness of stocks. Cupps’s investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines, to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.
5.	The following replaces the seventh paragraph with respect to “The Small Capitalization Equity Portfolio” under “More Information About Fund Investments and Risks on page 110 of the Prospectus:
The Small Capitalization Equity Portfolio — The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2010 of 17% Cupps, 24% IronBridge, 22% Frontier, 20% SSgA FM and 17% Pzena.
The Institutional Small Capitalization Equity Portfolio: (From the Supplement filed on June 6, 2011)
1.	The following replaces the “Annual Operating Expenses” table and example found on page 22 of the Prospectus:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations as of June 30, 2010, see “Advisory Services — Specialist Managers”)	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.09%
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Supplement to Advisors Shares Prospectus for HC Capital Trust

1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329
2.	The following replaces the “Investment Subadvisers” section on page 25 of the Prospectus:
Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Pzena Investment Management, LLC (“Pzena”) and SSgA FM are the Specialist Managers for the Portfolio.
3.	The following supplements the “Portfolio Managers” section on page 25 of the Prospectus:
Cupps: Andrew S. Cupps has not yet begun providing investment management services to the Portfolio.
4.	The following supplements the “Specialist Managers” section under “The Institutional Small Capitalization Equity Portfolio” on page 85 of the Prospectus:

The Cupps Investment Selection Process	Cupps Capital Management, LLC (“Cupps”) has an investment philosophy maintaining that earnings growth is the primary variable driving intermediate and long term stock performance and Cupps therefore focuses on companies it believes are poised to experience high or improving rates of earnings growth. Cupps uses a proprietary investment framework to evaluate the attractiveness of stocks. Cupps’s investment approach begins with fundamental analysis to determine valuation and then considers four additional perspectives that include both fundamental and technical disciplines, to generate an overall opinion of a stock’s attractiveness. Sell decisions, like buy decisions, take into account these same perspectives. If a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses significant competitive advantage, or if the stock demonstrates poor technical behavior, positions will most likely be reduced or eliminated entirely.
5.	The following replaces the eighth paragraph with respect to “The Institutional Small Capitalization Equity Portfolio” under “More Information About Fund Investments and Risks on page 110 of the Prospectus:
The Institutional Small Capitalization Equity Portfolio — The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2010 of 18% Cupps, 24% IronBridge, 20% Frontier, 19% Pzena and 19% SSgA FM.
The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio: (From the Supplement filed on June 6, 2011)
1.	The following supplements the “Specialist Manager Guide” beginning on page 119 of the Prospectus:
Cupps Capital Management, LLC (“Cupps”) serves as a Specialist Manager for The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios. For its services to The Small Capitalization Equity and The Institutional Small Capitalization Equity Portfolios, Cupps receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. As of December 31, 2010, Cupps had total assets under management of approximately $584 million in assets.
Cupps, the principal offices of which are located at 300 North LaSalle Boulevard, Suite 5425, Chicago, Illinois 60654, was established in 2000 as a Delaware limited liability company and is a registered investment adviser. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Cupps. Mr. Cupps founded Cupps and has been its President and Chief Investment Officer since the firm’s inception in 2000. He is responsible for the research agenda of the firm’s investment team and has analyst responsibilities within the healthcare and technology sectors. Mr. Cupps attended Harvard University where he studied economics and graduated cum laude in 1992.
Supplement to Advisors Shares Prospectus for HC Capital Trust

The Fixed Income Portfolio: (From the Supplement filed on March 17, 2011) The Portfolio has been liquidated and all references to the Portfolio are deleted from this Prospectus.
The Real Estate Securities Portfolio: (From the Supplement filed on March 17, 2011) Effective April 1, 2011, James P. Hoffmann will no longer serve as a portfolio manager to The Real Estate Securities Portfolio managed by Wellington Management Company, LLP.
The Commodity Related Securities Portfolio: (From the Supplement filed on February 7, 2011)
1.	The following replaces the section of the Prospectus with respect to Pacific Investment Management Company LLC (“PIMCO”) under the “Portfolio Managers” section on page 33 of the Prospectus:
PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.
2.	The following replaces the fifth paragraph under “Pacific Investment Management Company LLC” of the “Specialist Manager Guide” on page 125 of the Prospectus:
For its services to the Commodity Related Securities Portfolio, PIMCO receives and annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. PIMCO became a Specialist Manager to The Commodity Related Securities Portfolio during the most recent fiscal year. Nicholas Johnson is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Johnson is a senior vice president and portfolio manager in the Newport Beach office. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation. He has six years of investment experience and holds a master’s degree in financial mathematics from the University of Chicago and an undergraduate degree from California Polytechnic State University.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Supplement to Advisors Shares Prospectus for HC Capital Trust